Stockholders' Equity (10K) (Details 11) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	190	171	139	62	121
Weighted Average Remaining Life Of Warrants Or Rights	1 year 5 months 23 days	1 year 10 months 20 days
Warrants Weighted Average Exercise Price	$ 33.00	$ 35.500	$ 35.75	$ 36.125	$ 33.625
Warrants Group One [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	22	7
Weighted Average Remaining Life Of Warrants Or Rights	2 years 6 months 7 days	1 year 11 months 12 days
Warrants Weighted Average Exercise Price	$ 28.125	$ 34.375
Warrants Group Two [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	155	164
Weighted Average Remaining Life Of Warrants Or Rights	1 year 3 months 4 days	6 months 7 days
Warrants Weighted Average Exercise Price	$ 34.375	$ 62.500
Warrants Group Three [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	3
Weighted Average Remaining Life Of Warrants Or Rights	1 month 17 days
Warrants Weighted Average Exercise Price	$ 62.50